Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

During the years ended December 31, 2013, 2014 and 2015, there were related party transactions with a shareholder and an equity investee as follows:

	2013		2014		2015
	(In millions of Korean Won)
Sales to related parties	~~W~~	18,562	~~W~~	11,441	~~W~~	9,454
Purchases from related parties		1,212		599		226
Amounts due from related parties		1,773		1,365		1,261
Amounts due to related parties		5,756		5,111		4,712